Background	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Background Disclosure [Abstract]
Background	Background Hertz Global Holdings, Inc. ("Hertz Global" when including its subsidiaries and VIEs and "Hertz Holdings" when excluding its subsidiaries and VIEs) was incorporated in Delaware in 2015 to serve as the top-level holding company for Rental Car Intermediate Holdings, LLC, which wholly owns The Hertz Corporation ("Hertz" and interchangeably with Hertz Global, the "Company"), Hertz Global's primary operating company. Hertz was incorporated in Delaware in 1967 and is a successor to corporations that have been engaged in the vehicle rental and leasing business since 1918. Hertz operates its vehicle rental business globally primarily through the Hertz, Dollar and Thrifty brands from company-owned, licensee and franchisee locations in the United States ("U.S."), Africa, Asia, Australia, Canada, the Caribbean, Europe, Latin America, the Middle East and New Zealand. The Company also sells vehicles through Hertz Car Sales and operates the Firefly vehicle rental brand and Hertz 24/7 car sharing business in international markets. As disclosed in Note 3, "Divestitures," on March 30, 2021 the Company completed the previously announced sale of substantially all of the assets and certain liabilities of its Donlen subsidiary (the "Donlen Sale"), a business which provides vehicle leasing and fleet management services.
Voluntary Petitions for Bankruptcy

In March 2020, the World Health Organization declared COVID-19 a global pandemic. In response to COVID-19, local and national governments around the world instituted shelter-in-place and similar orders and travel restrictions, and airline and other travel decreased suddenly and dramatically. As a result of the impact on travel demand, late in the first quarter of 2020, the Company experienced a high level of rental cancellations and a significant decline in forward bookings. In response, the Company began aggressive actions to eliminate costs. However, it faced significant ongoing expenses.
On May 22, 2020 (the "Petition Date"), Hertz Global, Hertz and certain of their direct and indirect subsidiaries in the U.S. and Canada (collectively the "Debtors" and the "Debtors-in-Possession") filed voluntary petitions for relief (collectively, the "Petitions") under chapter 11 of title 11 ("Chapter 11") of the U.S. Bankruptcy Code (the "Bankruptcy Code") in the U.S. Bankruptcy Court for the District of Delaware (the "Bankruptcy Court"). The Chapter 11 cases (the "Chapter 11 Cases") are being jointly administered for procedural purposes only under the caption In re The Hertz Corporation, et al., Case No. 20-11218 (MFW).

The Debtors filed with the Bankruptcy Court a proposed Joint Chapter 11 Plan of Reorganization of the Debtors, dated as of March 1, 2021, and a related proposed Disclosure Statement. The Debtors subsequently filed with the Bankruptcy Court a proposed First Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, in each case dated as of March 29, 2021; a proposed Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, in each case dated as of April 3, 2021; a proposed Modified Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, in each case dated as of April 10, 2021; a proposed Second Modified Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, dated as of April 14, 2021 and April 15, 2021, respectively; a proposed Third Modified Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, in each case dated as of April 16, 2021; and a proposed Fourth Modified Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors and a related proposed Disclosure Statement, in each case dated as of April 21, 2021, which Disclosure Statement the Debtors further updated on April 21, 2021. On April 22, 2021, the Debtors filed the solicitation version of the Fourth Modified Second Amended Joint Chapter 11 Plan of Reorganization of the Debtors (the "Proposed Plan"), and the solicitation version of the Disclosure Statement (the "Disclosure Statement").

The Disclosure Statement describes, among other things, the events leading to the Chapter 11 Cases; the Debtors contemplated financial restructuring (the “Restructuring”); the proposed plan of reorganization; certain events that have occurred or are anticipated to occur during the Chapter 11 Cases, including the solicitation of votes to approve the Proposed Plan from certain of the Debtors’ stakeholders; certain risk factors related to the Plan, certain tax considerations, and certain other aspects of the Restructuring. The Disclosure Statement and solicitation procedures with respect to the Proposed Plan was approved by the Bankruptcy Court at a hearing held on April 21, 2021 and an order to that effect was entered on April 22, 2021. The Proposed Plan is now subject to a vote by the Debtors' stakeholders and a subsequent confirmation hearing of the Bankruptcy Court, currently scheduled for June 10, 2021. In addition to approval by the Bankruptcy Court, consummation of the Proposed Plan remains subject to the satisfaction of other conditions.

Under the Proposed Plan, Centerbridge Partners, L.P., Warburg Pincus LLC, and Dundon Capital Partners, LLC (collectively, the "PE Sponsors") and certain holders of over 85% of the Debtors' unsecured notes (the "Supporting Noteholders," and together with the PE Sponsors the "Plan Sponsors") have committed to provide equity capital to fund the Debtors' exit from Chapter 11 as reflected in definitive executed documents, including (1) an Equity Purchase and Commitment Agreement (the "EPCA"), (2) a Plan Support Agreement and (3) a Bridge Financing Commitment for Hertz International Ltd. (collectively, along with the Proposed Plan and the Disclosure Statement, the "Transaction Documents"). Under the Proposed Plan, the Debtors anticipate exiting from Chapter 11 with approximately $2.2 billion of global liquidity (inclusive of capacity under the anticipated exit revolving credit facility) and only $1.3 billion in non-vehicle debt (exclusive of ABS facilities and a revolving credit facility).

The Proposed Plan is supported by the Supporting Noteholders, which comprise the vast majority of creditors in the largest class of claims that are voting on the Proposed Plan and the Official Committee of Unsecured Creditors appointed in the Chapter 11 Cases. As set forth in the Transaction Documents:

•the Proposed Plan will raise approximately $3.9 billion in cash proceeds, comprised of:
◦$565 million from the purchase of common stock in the reorganized entity by the Plan Sponsors;
◦$1.6 billion from the purchase of common stock pursuant to the rights offering contemplated by the Proposed Plan, which the Plan Sponsors have committed to ensure is fully funded pursuant to the terms of the EPCA;
◦$385 million from the purchase of preferred stock by plan sponsors Centerbridge Partners, L.P. and Warburg Pincus LLC; and
◦$1.3 billion in proceeds from the Company's anticipated new exit term loan facility.
•Such cash proceeds will be used, in part, to provide the following distributions to the Company's stakeholders pursuant to the terms of the Proposed Plan:
◦administrative priority and secured claims will be paid in cash in full;
◦the holders of the Company's €725 million European Vehicle Notes will be paid in cash in full;
◦the holders of claims with respect to the unsecured Senior Notes and holders of claims with respect to the Alternative Letter of Credit Facility will receive approximately 48.2% of the equity in the reorganized entity and the right to purchase an additional $1.6 billion of equity in the reorganized entity;
◦the holders of general unsecured claims will receive cash payments of not more than $550 million in the aggregate, which the Company estimates will provide a recovery of approximately 100 percent; and
◦the Company's existing equity will be cancelled and existing equity holders will receive new six-year warrants to purchase, in the aggregate 4%, of the reorganized entity's common stock, subject to certain conditions, with an exercise price to be determined based on an equity value of the reorganized entity of $6.1 billion.

In light of continuing interest from an alternative potential plan sponsorship group, consisting of Certares Opportunities LLC (“Certares”), Knighthead Capital Management, LLC (“Knighthead”), Apollo Capital Management, LP (“Apollo”), and certain of each of their affiliates (together with Certares, Knighthead, and Apollo the “Alternative Sponsor Group”), on April 28, 2021, the Bankruptcy Court entered an order (the “Bid Procedures Order”), among other things, establishing bidding and auction procedures relating to the submission of alternative plan proposals.
On May 2, 2021, the Alternative Sponsor Group submitted an alternative plan proposal to the Debtors (the “Alternative Plan Proposal”).

On May 4, 2021, the Company determined that the Alternative Plan Proposal constitutes a “Superior Proposal” as that term is defined under the Debtors’ EPCA with the Plan Sponsors dated as of April 3, 2021 and approved by the Bankruptcy Court on April 22, 2021. Pursuant to the Bid Procedures Order, the Plan Sponsors will have until 5:00 p.m., Eastern Time, on May 7, 2021 to indicate if they intend to counter the Alternative Plan Proposal. If the Plan Sponsors determine to counter the Alternative Plan Proposal, an auction (the “Auction”) will be conducted on May 10, 2021. A hearing before the Bankruptcy Court to approve the results of the Auction along with supplemental solicitation materials, if any, will be conducted on May 14, 2021.

This Quarterly Report on Form 10-Q is not a solicitation of votes to accept or reject the Proposed Plan. Information contained in the Proposed Plan and the Disclosure Statement is subject to change, whether as a result of additional amendments or supplements to the Proposed Plan or Disclosure Statement or otherwise. The documents and other information available via website or elsewhere are not part of this Quarterly Report on Form 10-Q and shall not be deemed incorporated herein.

Debtors-In-Possession

The Debtors are currently operating as debtors-in-possession under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. In general, as debtors-in-possession under the Bankruptcy Code, the Debtors are authorized to continue to operate as an ongoing business but may not engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court.

Automatic Stay

Subject to certain specific exceptions under the Bankruptcy Code, the Petitions automatically stayed most judicial or administrative actions against the Debtors and efforts by creditors to collect on or otherwise exercise rights or remedies with respect to obligations of the Debtors incurred prior to the Petition Date ("Pre-petition"). Substantially all of the Debtors’ Pre-petition liabilities are subject to resolution as provided in the Bankruptcy Code.

Potential Claims

The Debtors have filed with the Bankruptcy Court schedules and statements setting forth, among other things, the assets and liabilities of each of the Debtors, subject to the assumptions filed in connection therewith. These schedules and statements may be subject to further amendment or modification after filing. As part of the Chapter 11 Cases, parties believing that they have claims or causes of action against the Debtors may file proofs of claim evidencing such claims. Certain holders of Pre-petition claims that are not governmental units were required to file proofs of claim by the deadline for general claims, which was on October 21, 2020 (the “Bar Date”).

The Debtors' have received approximately 15,000 proofs of claim for an amount of approximately $104.9 billion. Such amount includes duplicate claims across multiple debtor legal entities. These claims are in the process of being reconciled to amounts recorded in the Company's accounting records. Differences in amounts recorded and claims filed by creditors will be investigated and resolved, including through the filing of objections with the Bankruptcy Court, where appropriate. The Company may ask the Bankruptcy Court to disallow claims that the Company believes are duplicative, have been later amended or superseded, are without merit, are overstated or should be disallowed for other reasons. As a result of this process, the Company may identify additional liabilities that will need to be recorded or reclassified to liabilities subject to compromise. As of the filing of this Quarterly Report on Form 10-Q, the Company’s assessment of the validity of claims received has not been completed, but the Company does not anticipate that the amount of such claims will exceed the $550 million in cash, plus the net proceeds of certain claims of the Company, currently contemplated under the Proposed Plan. In light of the substantial number of claims filed, and expected to be filed, the claims resolution process may take considerable time to complete and likely will continue after the Debtors emerge from bankruptcy. For additional information on the anticipated claims settlement process, please refer to the Disclosure Statement.

Borrowing Capacity and Availability

The filing of the Chapter 11 Cases constituted defaults, termination events and/or amortization events with respect to certain of the Company's existing debt obligations. As a result of the filing of the Chapter 11 Cases, the remaining capacity under almost all of the Company's revolving credit facilities was terminated, as disclosed in Note 6, "Debt." Consequently, the proceeds of sales of vehicles which serve as collateral for such vehicle finance facilities must be applied to the payment of the related indebtedness of the Non-Debtor Financing Subsidiaries (as defined in Note 6, "Debt") and are not otherwise available to fund the Company’s operations. Additionally, the Company is precluded from accessing any of its subordinated investment in the vehicle collateral until the related defaults are waived or the third party funding under those facilities has been retired, either through the monetization of the underlying collateral or the refinancing of the related indebtedness. Additionally, proceeds from vehicle receivables, excluding manufacturer rebates, as of March 31, 2021 and ongoing vehicle sales must be applied to vehicle debt in amortization.

The Company had waivers related to the filing of the Chapter 11 Cases under its European ABS and U.K. Financing Facility which, in April 2021, have been superseded by a comprehensive restructuring of each the European ABS and U.K. Financing Facility, as disclosed in Note 6, "Debt."

The Company's inability to retain any proceeds from the sale of vehicles under its U.S. ABS programs means that its sources of liquidity are primarily its unrestricted cash and unrestricted cash equivalents on hand, cash generated from its operations and up to $800 million from its debtor-in-possession financing facility (the "DIP Credit Agreement"). As of March 31, 2021, the Company had total liquidity of $1.7 billion comprised of $900 million of remaining, committed availability under the DIP Credit Agreement and $812 million of unrestricted cash and unrestricted cash equivalents, net of the $275 million minimum liquidity requirement under the DIP Credit Agreement, which the Company believes will be sufficient to fund its operations through approximately March 31, 2022, assuming it does not experience any unforeseen liquidity needs before then, which could result in the utilization of the liquidity in advance of March 31, 2022.

On January 13, 2021, the Bankruptcy Court entered an order authorizing the Debtors to enter into a Canadian fleet financing facility up to CAD$400 million. On January 27, 2021, TCL Funding Limited Partnership, a bankruptcy remote, indirect, wholly-owned, special purpose subsidiary of Hertz, entered into the Funding LP Series 2021-A which provides for aggregate maximum borrowings of CAD$350 million on a revolving basis. Subject to initial availability, the initial draw of CAD$120 million was used to pay the outstanding obligations under the Funding LP Series 2015-A Notes, including any unpaid default interest.

On January 20, 2021, the Bankruptcy Court authorized an extension (the "Second Lease Order") of the July 24, 2020 order related to the Company's Amended and Restated Master Motor Vehicle Operating and Servicing Agreement (Series 2013 G1) (the "Operating Lease"), which extends the forbearance period related to Operating Lease to September 30, 2021, provided that the Debtors dispose of 121,510 lease vehicles, at least 113,381 of which will be non-program vehicles, and reach a minimum cumulative vehicle disposition proceeds of $2.0 billion by September 30, 2021. Additionally, the Second Lease Order directed the Debtors to (i) have no more than 157,262 lease vehicles by September 30, 2021 and (ii) make $756 million of base rent payments under the Operating Lease to the Hertz Vehicle Financing ("HVF") trustee in the amount of nine equal monthly payments of $84 million commencing in the period January 2021 through September 2021. Of the 121,510 lease vehicles that the Debtors are obligated to dispose of, as of March 31, 2021 the Debtors have disposed approximately 14,000 lease vehicles, of which 9,000 were non-program vehicles.

In the first quarter of 2021, the Bankruptcy Court authorized the rejection of certain unexpired leases (the "Lease Rejection Orders") comprised of 278 off airport and 26 airport locations in the Company's Americas RAC segment. See Note 7, "Leases," for further details.
On April 15, 2021, the Company obtained commitments with respect to a senior secured revolving credit facility in an aggregate committed amount of up to $1.5 billion and a senior term loan facility in an aggregate principal amount of $1.3 billion. See Note 6, "Debt," for additional information.
Going Concern

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is contingent upon its ability to successfully implement a plan of reorganization, among other factors, and the realization of assets and the satisfaction of liabilities are subject to uncertainty. Further, any plan of reorganization could materially change the amounts of assets and liabilities reported in the accompanying unaudited condensed consolidated financial statements. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern or as a consequence of the Chapter 11 Cases. As a result of the Company's financial condition, defaults under certain debt agreements as disclosed in Note 6, "Debt," and the risks and uncertainties surrounding the Chapter 11 Cases, substantial doubt exists that the Company will be able to continue as a going concern for one year from the issuance date of this Quarterly Report on Form 10-Q.
Background Hertz Global Holdings, Inc. was incorporated in Delaware in 2015 to serve as the top-level holding company for Rental Car Intermediate Holdings, LLC, which wholly owns The Hertz Corporation, Hertz Global's primary operating company. Hertz was incorporated in Delaware in 1967 and is a successor to corporations that have been engaged in the vehicle rental and leasing business since 1918. Hertz operates its vehicle rental business globally primarily through the Hertz, Dollar and Thrifty brands from company-owned, licensee and franchisee locations in the U.S., Africa, Asia, Australia, Canada, the Caribbean, Europe, Latin America, the Middle East and New Zealand. Through its Donlen subsidiary, Hertz provides vehicle leasing and fleet management services. As disclosed in Note 3, "Divestitures," in the fourth quarter of 2020, the Company entered into a stock and asset purchase agreement to sell the Donlen Assets. Unless otherwise noted, information disclosed in these notes to the consolidated financial statements exclude the Donlen Assets.
In March 2020, the World Health Organization declared COVID-19 a global pandemic. In response to COVID-19, local and national governments around the world instituted shelter-in-place and similar orders and travel restrictions, and airline and other travel decreased suddenly and dramatically. Despite a strong start to the year, as a result of the impact on travel demand, late in the first quarter, the Company began experiencing a high level of rental cancellations and a significant decline in forward bookings. In response, the Company began adjusting its fleet levels to reflect the reduced level of demand by leveraging its multiple used-vehicle channels and negotiating with suppliers to reduce fleet commitments.

Additionally, the Company began aggressively managing costs, including implementing employee furlough programs affecting approximately 20,000 employees worldwide to align staffing levels with the slowdown in demand. The Company (i) initiated a restructuring program affecting approximately 11,000 U.S. employees in its Americas RAC segment and corporate operations, the majority of which were previously furloughed; (ii) actively negotiated to abate or defer its airport rent and concession payments; (iii) substantially reduced capital expenditures; (iv) eliminated discretionary marketing spend; and (v) reduced commitments to purchase vehicles by approximately $4.0 billion from original commitments in its Americas RAC segment. See Note 11, "Restructuring" for further information regarding the restructuring program disclosed above.

Although the Company had taken aggressive action to eliminate costs, it faced significant ongoing expenses, including monthly payments under its Operating Lease with HVF, pursuant to which Hertz leases from HVF vehicles used in the Company's U.S. rental car operations. HVF II issues asset-backed notes and lends the proceeds thereof to HVF to finance the acquisition of vehicles, which are then leased to Hertz pursuant to the Operating Lease. Monthly payments under the Operating Lease are variable and significant and are subject to volatility depending upon the changes in current market value estimates of the underlying leased vehicles. During April 2020, the Company engaged in discussions with various creditors to obtain relief from its obligations to make full rent payments under its Operating Lease. While such discussions were ongoing, to preserve liquidity, on April 27, 2020, Hertz did not make certain payments, including the full rent payments, in accordance with the Operating Lease.

As a result of the failure to make the full rent payments on April 27, 2020, an amortization event was in effect as of May 5, 2020 for all series of notes issued by HVF II and a liquidation event was in effect with respect to the variable funding notes (“Series 2013-A Notes”) issued by HVF II.  As a result of the amortization event, and notwithstanding the forbearance agreement described below, proceeds from the sales of vehicles that collateralize the notes issued by HVF II were to be primarily applied to the payment of principal and interest under those notes and were not available to finance new vehicle acquisitions for Hertz. A liquidation event means that, unless the affected noteholders otherwise agree, the affected noteholders can direct the liquidation of vehicles serving as collateral for their notes.

On May 4, 2020, prior to the occurrence of the liquidation event with respect to the Series 2013-A Notes, Hertz, HVF, HVF II and DTG Operations, Inc. entered into a forbearance agreement (the “Forbearance Agreement”) with holders (the “VFN Noteholders”) of the Series 2013-A Notes representing approximately 77% in aggregate principal amount of the Series 2013-A Notes. Pursuant to the Forbearance Agreement that became effective against all VFN
Noteholders, the VFN Noteholders agreed to forbear from exercising their liquidation remedies. The Forbearance Agreement with the VFN Noteholders expired on May 22, 2020.

Concurrently with entering into the Forbearance Agreement, on May 4, 2020, Hertz entered into limited waiver agreements (collectively, the “Waiver Agreements”) with certain of the lenders (the “Lenders”) under its (i) Senior RCF/senior term loan facility, (ii) letter of credit facility, (iii) alternative letter of credit facility and (iv) U.S. Vehicle RCF (collectively, the “Facilities”). Pursuant to the Waiver Agreements, the Lenders agreed to (a) waive any default or event of default that could have resulted from the above referenced missed payment under the Operating Lease, (b) waive any default or event of default that had arisen as a result of Hertz’s failure to deliver its 2020 operating budget on a timely basis in accordance with the Facilities and (c) extend the grace period to cure a default with respect to Hertz’s obligation to reimburse drawings that occurred under certain letters of credit during the waiver period. The Waiver Agreements which were effective across the Facilities expired on May 22, 2020.

In accordance with the Forbearance Agreement and the Waiver Agreements, the Company made a payment of approximately $30 million reflecting certain variable payment elements of monthly rent under the Operating Lease, including an interest component on May 5, 2020.
Voluntary Petitions for Bankruptcy

In connection with the expiration of the Forbearance Agreement and the Waiver Agreements described above and the continuing economic impact from COVID-19, on the Petition Date, the Debtors filed Petitions under Chapter 11 of the Bankruptcy Code in the Bankruptcy Court. The Chapter 11 Cases are being jointly administered by the Bankruptcy Court under the caption In re The Hertz Corporation, et al., Case No. 20-11218 (MFW).

In May 2020, the Bankruptcy Court approved motions filed by the Debtors that were designed primarily to mitigate the impact of the Chapter 11 Cases on the Company’s operations, customers and employees. The Debtors are authorized to conduct their business activities in the ordinary course, and pursuant to orders entered by the Bankruptcy Court, the Debtors are authorized to, among other things and subject to the terms and conditions of such orders (i) pay employees’ wages and related obligations; (ii) pay certain taxes; (iii) pay critical vendors and certain fees to airport authorities and provide adequate protection; (iv) continue to maintain certain customer programs; (v) maintain insurance programs; (vi) use certain cash collateral on an interim basis; (vii) honor certain obligations to franchisees; and (viii) maintain existing cash management systems.

Per the terms of the Interim Lease Order entered on July 24, 2020, the Debtors were directed to, among other things, (i) make $650 million of base rent payments under the Operating Lease to the HVF trustee in the amount of six equal monthly payments of approximately $108 million commencing in July 2020 through December 2020; (ii) dispose of at least 182,521 lease vehicles between June 1, 2020 and December 31, 2020, inclusive, where the proceeds of the dispositions, subject to certain exclusions set forth in the Interim Lease Order, were used to make payments under the Operating Lease; (iii) fund interest payments on the Operating Lease from draws on certain existing letters of credit, which are reimbursable by the Debtors; and (iv) suspended litigation relating to the Operating Lease until January 15, 2021 with all parties reserving all rights with respect to future litigation claims. For the period from June 1, 2020 through December 31, 2020, the Company disposed of approximately 198,000 lease vehicles pursuant to or otherwise in satisfaction of its vehicle disposition obligations under the Interim Lease Order.

In 2020, the Bankruptcy Court entered the Lease Rejection Orders which applied, in the aggregate, to 359 off airport and 66 airport locations in the Company's Americas RAC segment. See Note 10, "Leases" for further information.

On January 20, 2021, the Bankruptcy Court authorized the Second Lease Order, which extended the forbearance period related to the Operating Lease to September 30, 2021, provided that the Debtors dispose of 121,510 lease vehicles, at least 113,381 of which will be non-program vehicles, and reach a minimum cumulative vehicle disposition proceeds of $2.0 billion by September 30, 2021. Additionally, the Second Lease Order directed the Debtors to (i) have no more than 157,262 lease vehicles by September 30, 2021 and (ii) make $756 million of base rent payments under the Operating Lease to the HVF trustee in the amount of nine equal monthly payments of $84 million commencing in January 2021 through September 2021.
Debtors-In-Possession

The Debtors are currently operating as debtors-in-possession under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. In general, as debtors-in-possession under the Bankruptcy Code, the Debtors are authorized to continue to operate as an ongoing business but may not engage in transactions outside the ordinary course of business without the prior approval of the Bankruptcy Court.

Automatic Stay

Subject to certain specific exceptions under the Bankruptcy Code, the Debtors' bankruptcy petitions automatically stayed most judicial or administrative actions against the Debtors and efforts by creditors to collect on or otherwise exercise rights or remedies with respect to obligations of the Debtors incurred prior to the Petition Date. Substantially all of the Debtors’ Pre-petition liabilities are subject to resolution as provided in the Bankruptcy Code.

Potential Claims

The Debtors have filed with the Bankruptcy Court schedules and statements setting forth, among other things, the assets and liabilities of each of the Debtors, subject to the assumptions filed in connection therewith. These schedules and statements may be subject to further amendment or modification after filing. As part of the Chapter 11 Cases, parties believing that they have claims or causes of action against the Debtors may file proofs of claim evidencing such claims. Certain holders of Pre-petition claims that are not governmental units were required to file proofs of claim by the deadline for general claims, which was on October 21, 2020, the Bar Date.

As of December 31, 2020, the Debtors have received approximately 14,600 proofs of claim in the aggregate asserted amount of approximately $104.5 billion. Such amount includes duplicate claims across multiple debtor legal entities. These claims are in the process of being reconciled to amounts recorded in the Company's accounting records. Differences in amounts recorded and claims filed by creditors will be investigated and resolved, including through the filing of objections with the Bankruptcy Court, where appropriate. The Company may ask the Bankruptcy Court to disallow claims that the Company believes are duplicative, have been later amended or superseded, are without merit, are overstated or should be disallowed for other reasons. Additional amounts may be included in liabilities subject to compromise in future periods if the Company elects to reject executory contracts, tax claims, unexpired leases and/or other claims asserted as part of the Chapter 11 Cases. Due to the uncertain nature of many of the potential claims, the magnitude of potential claims not reasonably estimable at this time and potential claims not considered to be probable as of the balance sheet date, these claims are not currently included in liabilities subject to compromise in the accompanying consolidated balance sheet. As of the date of the issuance of this 2020 Annual Report, the Company’s assessment of the validity of claims received has not been completed. In light of the substantial number of claims filed, and expected to be filed, the claims resolution process may take considerable time to complete and likely will continue after the Debtors emerge from bankruptcy.

Borrowing Capacity and Availability

The filing of the Chapter 11 Cases constituted defaults, termination events and/or amortization events with respect to certain of the Company's existing debt obligations. As a result of the filing of the Chapter 11 Cases, the remaining capacity under almost all of the Company's revolving credit facilities was terminated, as disclosed in Note 6, "Debt." Consequently, the proceeds of sales of vehicles which serve as collateral for such vehicle finance facilities must be applied to the payment of the related indebtedness of the Non-Debtor Financing Subsidiaries (as defined in Note 6, "Debt") and are not otherwise available to fund the Company’s operations. Additionally, the Company is precluded from accessing any of its subordinated investment in the vehicle collateral until the related defaults are waived or the third party funding under those facilities has been retired, either through the monetization of the underlying collateral or the refinancing of the related indebtedness. Proceeds from vehicle receivables, excluding manufacturer rebates, as of December 31, 2020 and ongoing vehicle sales must be applied to vehicle debt in amortization.
The Company currently has waivers related to the filing of the Chapter 11 Cases under its European ABS and U.K. Fleet Financing facility that were extended to March 5, 2021, as disclosed in Note 6, "Debt."

On October 12, 2020, the Bankruptcy Court entered an order authorizing Hertz and Donlen to enter into certain agreements in connection with a new asset-based securitization facility with a newly formed non-Debtor special purpose entity, DFLF. On October 16, 2020, DFLF issued the Series 2020-1 Notes in an aggregate principal amount up to $400 million pursuant to this new facility, as disclosed in Note 6, "Debt."

On October 29, 2020, the Bankruptcy Court entered an order authorizing the Debtors to obtain certain debtor-in-possession financing. In accordance with the Bankruptcy Court’s order, on October 30, 2020, Hertz, as borrower, and Hertz Global and certain of its subsidiaries located in the U.S. and Canada, in each case that are debtors in these Chapter 11 Cases, as guarantors, entered into the DIP Credit Agreement. The DIP Credit Agreement provides for DIP Loans in an aggregate amount of up to $1.65 billion, of which (i) up to $1.0 billion can be used as equity for new interim fleet financing, giving the Debtors the ability to replenish their vehicle fleet in the future, and (ii) up to $800 million can be used for working capital and general corporate purposes. The DIP Loans are available in multiple draws of at least (i) $250 million each, or (ii) the remaining available commitments if such commitments are less than $250 million. The DIP Loans bear interest at a rate of LIBOR plus 7.25% (subject to a 1.00% floor), which is reduced to LIBOR plus 6.75% upon a significant repayment of Pre-petition first lien debt. See Note 6, "Debt" for further details. On February 16, 2021, Hertz borrowed an additional $250 million as per the minimum draw requirement of the DIP Credit Agreement.

On November 24, 2020, the Bankruptcy Court entered an order authorizing the formation of HVIF and for the Debtors to obtain interim fleet financing. In accordance with the Bankruptcy Court's order, on November 25, 2020, HVIF issued the Series 2020-1 Notes in an aggregate principal amount up to $4.0 billion, as disclosed in Note 6, "Debt."

On January 13, 2021, the Bankruptcy Court entered an order authorizing the Debtors to enter into a Canadian fleet financing facility up to CAD$400 million. On January 28, 2021, TCL Funding Limited Partnership, a bankruptcy remote, indirect, wholly-owned, special purpose subsidiary of Hertz, entered into the Funding LP Series 2021-A which provides for aggregate maximum borrowings of CAD$350 million on a revolving basis. Subject to initial availability, the initial draw of CAD$120 million was used to pay the outstanding obligations under the Funding LP Series 2015-A Notes, including any unpaid default interest.

The Company's inability to retain any proceeds from the sale of vehicles under its U.S. ABS programs means that its sources of liquidity are primarily its unrestricted cash and unrestricted cash equivalents on hand, cash generated from its operations and up to $800 million from its DIP Credit Agreement. As of December 31, 2020, the Company had $1.1 billion of unrestricted cash and unrestricted cash equivalents and approximately $1.1 billion of availability under the DIP Credit Agreement, net of the $275 million minimum liquidity requirement, for a total liquidity of $2.2 billion which the Company believes will be sufficient to fund its operations through approximately December 31, 2021, assuming it does not experience any unforeseen liquidity needs before then, which could result in the utilization of the liquidity in advance of December 31, 2021.

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The Company’s ability to continue as a going concern is contingent upon its ability to successfully implement a plan of reorganization, among other factors, and the realization of assets and the satisfaction of liabilities are subject to uncertainty. Further, any plan of reorganization could materially change the amounts of assets and liabilities reported in the accompanying consolidated financial statements. The accompanying consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern or as a consequence of the Chapter 11 Cases. As a result of the Company's financial condition, defaults under certain debt agreements as disclosed in Note 6, "Debt," and the risks and uncertainties surrounding the Chapter 11 Cases, substantial doubt exists that the Company will be able to continue as a going concern for one year from the issuance date of this 2020 Annual Report.
NYSE Delisting and Transfer to the OTC Market

On May 26, 2020, the Company received a letter from the staff of NYSE Regulation, Inc. that it had determined to commence proceedings to delist the common stock of Hertz Global from the NYSE in light of the Company’s disclosure on May 22, 2020 that it had commenced voluntary petitions for reorganization under Chapter 11. The Company appealed the determination in a timely manner and requested a hearing before the NYSE. On October 15, 2020, the NYSE heard the Company’s appeal. On October 29, 2020, the NYSE informed Hertz Global that its common stock was no longer suitable for listing on the NYSE and that the NYSE suspended trading of Hertz Global common stock (NYSE ticker symbol: HTZ) after the market close on October 29, 2020. Hertz Global common stock began trading exclusively on the OTC market on October 30, 2020 under the symbol "HTZGQ." On October 30, 2020, the NYSE applied to the SEC pursuant to Form 25 to remove the common stock of Hertz Global from listing and registration on the NYSE at the opening of business on November 10, 2020. Hertz Global common stock was delisted on November 10, 2020. Upon deregistration of Hertz Global common stock under Section 12(b) of the Exchange Act, Hertz Global common stock remains registered under Section 12(g) of the Exchange Act.